7. Derivative Liabilities - Derivative Liabilities - Fair Value (Details) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Notes to Financial Statements
Fair value at the commitment date - convertible debt	$ 4,892,234	$ 4,892,234
Fair value at the commitment date - warrants	677,214	677,214
Reclassification of derivative liabilities to additional paid in capital related to warrants exercised that ceased being a derivative liability	(214,769)	(214,769)
Fair value mark to market adjustment - stock options	(25,614)	(16,440)
Fair value mark to market adjustment - convertible debt	(668,189)	(937,476)
Fair value mark to market adjustment - warrants	(13,701)	(16,744)
Totals	$ 4,647,175	$ 4,379,432